Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended			0 Months Ended
	Oct. 09, 2014	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Feb. 01, 2015 Store Segment	Feb. 02, 2014 Store	Feb. 03, 2013	Feb. 05, 2015	Oct. 21, 2014	Feb. 20, 2015	Nov. 02, 2014 Store	Aug. 03, 2014 Store	May 04, 2014 Store	Nov. 03, 2013 Store	Aug. 04, 2013 Store	May 05, 2013 Store
Description Of Business And Basis Of Presentation [Line Items]
Increase in authorized share amendment description	On October 9, 2014, we amended our certificate of incorporation to increase our authorized share count to 450,000,000 shares of stock, including 400,000,000 shares of common stock and 50,000,000 shares of preferred stock, each with a par value $0.01 per share and to split our common stock 224.9835679 for 1.
Increased authorized shares	450,000,000
Common stock, shares authorized	400,000,000	400,000,000			400,000,000	400,000,000
Common stock, par value	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Stock split ratio	224.9835679
Preferred stock, shares authorized	50,000,000	50,000,000			50,000,000	50,000,000
Preferred stock, par value	$ 0.01
Underwriters option exercised period for purchasing additional shares	30 days
Expiration date of Underwriters option to purchase additional shares	Oct. 21, 2014
Proceeds from IPO					$ 100,659
Number of operating segments					1
Number of reportable segments					1
Number of stores opened					8
Number of stores opened		66			73	66					70	69	68	64	62	61
Operating income					73,861	51,039	43,714
Reclassification of paid-in capital		333	333	333
Valuation allowance for deferred tax assets - US		1,388			931	1,388
Long lived asset impairment loss					0	0	0
Unrealized foreign currency translation gain (loss)					(479)	(419)	15
Advertising costs expensed					29,144	27,475	28,502
Unrecognized tax benefits					905
Tax penalties and interest					338
Tax benefits recognized to penalties and interest					90
Tax benefits recognized to penalties and interest					48
Unrecognized tax benefits if recognized, would impact the effective tax rate					439
Oak Hill Capital Management LLC [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of term loan held by Oak Hill Advisors, L.P.					8.30%
Term loan held by Oak Hill Advisors, L.P.					35,626
Percentage of outstanding common stock owned					79.20%
Reimbursement expenses					41	115	76
Oak Hill Capital Management LLC [Member] | Director [Member]
Description Of Business And Basis Of Presentation [Line Items]
Board members compensation					155	235	235
Board Members [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned					3.70%
Public [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned					17.10%
Long Island Market [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened					2
United States and Canada [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened					73
Maryland [Member]
Description Of Business And Basis Of Presentation [Line Items]
Revenue					5,416	12,036
Operating income					823	2,896
Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Expiration date of Underwriters option to purchase additional shares								Feb. 20, 2015
IPO [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued	5,882,353
Common stock price per share	$ 16.00
Proceeds from IPO					98,573
Under Writer Exercise Option [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued	882,352
Common stock exercised									882,352
Follow-on Offering [Member] | Oak Hill Capital Management LLC [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned					62.10%
Follow-on Offering [Member] | Board Members [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned					2.20%
Follow-on Offering [Member] | Public [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned					35.70%
Follow-on Offering [Member] | Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued								6,600,000
Common stock price per share								29.50
Common stock exercised								300,151		990,000
Weighted average exercise price of exercised options								4.49
Proceed from exercise of options								1,346
Over-Allotment Option [Member] | Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued								990,000
Construction [Member]
Description Of Business And Basis Of Presentation [Line Items]
Construction allowance receivables		$ 5,677			$ 6,839	$ 5,677